UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253

Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)

525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/09 - 06/30/10

Item 1. Proxy Voting Record

================= Wells Fargo Advantage Diversified Bond Fund ==================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage Managed Fixed
Income Portfolio, Wells Fargo Advantage Total Return Bond Portfolio and Wells
Fargo Advantage Inflation-Protected Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

=============== Wells Fargo Advantage Government Securities Fund ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

==================== Wells Fargo Advantage High Income Fund ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

==================== Wells Fargo Advantage Income Plus Fund ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

============= Wells Fargo Advantage Inflation-Protected Bond Fund ==============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage
Inflation-Protected Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

========== Wells Fargo Advantage Short Duration Government Bond Fund ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

================== Wells Fargo Advantage Short-Term Bond Fund ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

============ Wells Fargo Advantage Short-Term High Yield Bond Fund =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

=================== Wells Fargo Advantage Stable Income Fund ===================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage Stable Income
Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number
811-09689, Filing Date: August 26, 2010).

================= Wells Fargo Advantage Strategic Income Fund ==================

CHESAPEAKE ENERGY CORPORATION

Ticker:       CHK            Security ID:  165167107
Meeting Date: JUN 11, 2010   Meeting Type: Annual
Record Date:  APR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Frank Keating            For       Withhold     Management
1.2   Elect Director Merrill A. Miller, Jr.   For       Withhold     Management
1.3   Elect Director Frederick B. Whittemore  For       Withhold     Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Ratify Auditors                         For       For          Management
4     Adopt Policy Relating to Annual Cash    Against   For          Shareholder
      Bonuses
5     Adopt Policy to Promote Responsible Use Against   For          Shareholder
      of Company Stock by Named Executive
      Officers and Directors
6     Advisory Vote to Ratify Named Executive Against   For          Shareholder
      Officers' Compensation
7     Advisory Vote to Ratify Named Executive Against   For          Shareholder
      Officers' and Directors' Compensation
8     Report on Environmental Impacts of      Against   For          Shareholder
      Natural Gas Fracturing
9     Prepare Sustainability Report           Against   For          Shareholder

--------------------------------------------------------------------------------

QWEST COMMUNICATIONS INTERNATIONAL INC.

Ticker:       Q              Security ID:  749121109
Meeting Date: MAY 12, 2010   Meeting Type: Annual
Record Date:  MAR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Edward A. Mueller        For       For          Management
2     Elect Director Charles L. Biggs         For       For          Management
3     Elect Director K. Dane Brooksher        For       For          Management
4     Elect Director Peter S. Hellman         For       For          Management
5     Elect Director R. David Hoover          For       Against      Management
6     Elect Director Patrick J. Martin        For       For          Management
7     Elect Director Caroline Matthews        For       For          Management
8     Elect Director Wayne W. Murdy           For       For          Management
9     Elect Director Jan L. Murley            For       For          Management
10    Elect Director Michael J. Roberts       For       For          Management
11    Elect Director James A. Unruh           For       For          Management
12    Elect Director Anthony Welters          For       For          Management
13    Ratify Auditors                         For       For          Management
14    Amend Qualified Employee Stock Purchase For       For          Management
      Plan
15    Performance-Based Equity Awards         Against   For          Shareholder
16    Advisory Vote to Ratify Named Executive Against   For          Shareholder
      Officers' Compensation
17    Require Independent Board Chairman      Against   For          Shareholder
18    Amend Articles/Bylaws/Charter -- Call   Against   For          Shareholder
      Special Meetings

--------------------------------------------------------------------------------

WILLIAMS COMPANIES, INC., THE

Ticker:       WMB            Security ID:  969457100
Meeting Date: MAY 20, 2010   Meeting Type: Annual
Record Date:  MAR 29, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Kathleen B. Cooper       For       For          Management
2     Elect Director William R. Granberry     For       For          Management
3     Elect Director William G. Lowrie        For       For          Management
4     Declassify the Board of Directors       For       For          Management
5     Amend Omnibus Stock Plan                For       For          Management
6     Ratify Auditors                         For       For          Management
7     Report on Environmental Impacts of      Against   For          Shareholder
      Natural Gas Fracturing
8     Advisory Vote to Ratify Named Executive Against   For          Shareholder
      Officers' Compensation

================= Wells Fargo Advantage Total Return Bond Fund =================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage Total Return Bond
Fund. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689,
Filing Date: August 26, 2010).

============== Wells Fargo Advantage Ultra Short-Term Income Fund ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE
REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE
UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND
EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 26, 2010

*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF
ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.